Related Parties - Schedule of Due from Related Parties (Details) (10 Q) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Due from related party	$ 6,605,572	$ 387,917
Dal Taro Holdings II, LLC [Member]
Due from related party	38,887		$ 35,818
Employees4Hire, LLC [Member]
Due from related party		27,213
Green Wagon Holdings, LLC [Member]
Due from related party	5,361,252	360,703	$ 586,797
Panorama Crest, LLC [Member]
Due from related party	100,000
Stella Marina, LLC [Member]
Due from related party	77,433
Sky High, LLC [Member]
Due from related party	$ 1,028,000